PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS, Defined Benefit Asset (Liability) Recognized in Combined Statement of Financial Position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit obligation [Abstract]
Net defined benefit obligation	€ 133.2	€ 119.5	€ 112.9
Net Benefit Expense as Recorded in the Statement of Income	9.2	10.5	10.1
Total current service cost	7.7	8.6	8.1
Net financial costs	1.3	2.3	2.0
Actuarial gains of the year	0.2	(0.4)	0.0
Actuarial loss recognized in other comprehensive income	0.6	8.3	(1.9)
Actuarial loss on Defined Benefit Obligation	0.6	8.3	(1.9)
- Experience	(3.6)	(5.3)	6.7
- Financial assumptions	10.2	(0.3)	(1.9)
- Demographic assumptions	(2.1)	28.8	(1.0)
Actuarial gain (loss) on plan assets	(3.9)	(14.9)	(5.7)
Contributions and benefits paid	(6.1)	(6.8)	(8.7)
Contributions by employer	(1.4)	(1.4)	(1.4)
Contributions by employee	0.0	0.0	0.0
Benefits paid by employer	(4.7)	(5.4)	(7.3)
Benefits paid from plan assets	0.0	0.0	0.0
Exchange difference and other	(13.6)	1.7	2.4
Settlements	(0.1)	0.0	0.0
Net defined benefit obligation	123.3	133.2	119.5
Funded Plans [Member]
Defined benefit obligation [Abstract]
Discounted defined benefit obligation, plan assets	137.1	136.2	122.7
Unfunded Plans [Member]
Defined benefit obligation [Abstract]
Discounted defined benefit obligation, plan assets	111.5	120.2	101.2
Defined Benefit Obligation [Member]
Defined benefit obligation [Abstract]
Net defined benefit obligation	256.5	228.6	215.3
Net Benefit Expense as Recorded in the Statement of Income	10.4	12.4	12.0
Total current service cost	7.7	8.6	8.1
Net financial costs	2.5	4.2	3.9
Actuarial gains of the year	0.2	(0.4)	0.0
Actuarial loss recognized in other comprehensive income	4.5	23.2	3.8
Actuarial loss on Defined Benefit Obligation	4.5	23.2	3.8
- Experience	(3.6)	(5.3)	6.7
- Financial assumptions	10.2	(0.3)	(1.9)
- Demographic assumptions	(2.1)	28.8	(1.0)
Actuarial gain (loss) on plan assets	0.0	0.0	0.0
Contributions and benefits paid	(9.0)	(9.5)	(11.3)
Contributions by employer	0.0	0.0	0.0
Contributions by employee	0.0	0.0	0.0
Benefits paid by employer	(4.7)	(5.4)	(7.3)
Benefits paid from plan assets	(4.3)	(4.1)	(4.0)
Exchange difference and other	(13.6)	1.8	4.1
Settlements	0.0	0.0	0.0
Net defined benefit obligation	248.8	256.5	228.6
Fair Value of Plan Assets [Member]
Defined benefit obligation [Abstract]
Net defined benefit obligation	123.3	109.1	102.4
Net Benefit Expense as Recorded in the Statement of Income	1.2	1.9	1.9
Total current service cost	0.0	0.0	0.0
Net financial costs	1.2	1.9	1.9
Actuarial gains of the year	0.0	0.0	0.0
Actuarial loss recognized in other comprehensive income	3.9	14.9	5.7
Actuarial loss on Defined Benefit Obligation	3.9	14.9	5.7
- Experience	0.0	0.0	0.0
- Financial assumptions	0.0	0.0	0.0
- Demographic assumptions	0.0	0.0	0.0
Actuarial gain (loss) on plan assets	3.9	14.9	5.7
Contributions and benefits paid	(2.9)	(2.7)	(2.6)
Contributions by employer	1.4	1.4	1.4
Contributions by employee	0.0	0.0	0.0
Benefits paid by employer	0.0	0.0	0.0
Benefits paid from plan assets	(4.3)	(4.1)	(4.0)
Exchange difference and other	0.0	0.1	1.7
Settlements	0.0	0.0	0.0
Net defined benefit obligation	€ 125.5	€ 123.3	€ 109.1